FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Fair value by maturity schedule (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ 26,954	R$ (6,452,388)
Up to 1 year
Financial Instruments and Risks
Derivative fair value asset (liability), net	2,380,812	(1,093,198)
1 - 2 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	297,156	(282,499)
2 - 3 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	(1,225,193)	(759,082)
3 - 4 years
Financial Instruments and Risks
Derivative fair value asset (liability), net		(2,096,449)
More than 3 years
Financial Instruments and Risks
Derivative fair value asset (liability), net	R$ (1,425,821)
More than 4 years
Financial Instruments and Risks
Derivative fair value asset (liability), net		R$ (2,221,160)